Supplement Dated January 16, 2020
To The Prospectuses Dated June 24, 2019 For

PERSPECTIVE ADVISORY II®, PERSPECTIVE II® and RETIREMENT LATITUDES®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES

To The Prospectuses Dated April 29, 2019 For

ELITE ACCESS®, ELITE ACCESS BROKERAGE EDITION®, JACKSON PRIVATE WEALTH®,
PERSPECTIVE ADVISORS IISM, PERSPECTIVE L SERIESSM, PERSPECTIVE ADVISORY®, PERSPECTIVE II®, RETIREMENT LATITUDES®, PERSPECTIVE REWARDS®, and FIFTH THIRD PERSPECTIVE
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES, and ELITE ACCESS ADVISORY II®, and ELITE ACCESS ADVISORY® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITIES, and PERSPECTIVE FOCUS, and PERSPECTIVE FIXED AND VARIABLE ANNUITIES, and DEFINED STRATEGIES VARIABLE ANNUITY®

To The Prospectus Dated April 29, 2013 For

CURIANGARDSM SIMPLIFIED RETIREMENT ANNUITY

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

To The Prospectus Dated April 29, 2019 For

PERSPECTIVE ADVISORS FIXED AND VARIABLE ANNUITY®

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account III

To The Prospectuses Dated April 29, 2013 For

PERSPECTIVE INVESTOR® VUL
INDIVIDUAL FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICY, and
ULTIMATE INVESTOR® VUL and JACKSON ADVISORSM VUL
INDIVIDUAL FLEXIBLE PREMIUM ADJUSTABLE VARIABLE UNIVERSAL LIFE INSURANCE POLICY

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - IV

To The Prospectus Dated April 29, 2019 For

PERSPECTIVE ADVANTAGE FIXED AND VARIABLE ANNUITY®

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account V

This supplement updates the above-referenced prospectuses. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of a prospectus, please contact us at our Annuity Service Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-644-4565; www.jackson.com.

Effective January 1, 2020, pursuant to the newly passed Setting Every Community Up for Retirement Enhancement ("SECURE") Act, the age at which you must begin taking your required minimum distributions ("RMDs") from your tax-qualified contract has increased from 70½ to 72. This change in triggering age for taking RMDs applies to you if you will attain age 70½ on or after January 1, 2020. If you have reached the age of 70½ prior to January 1, 2020, you are still required to use age 70½ as the triggering age for RMDs.

In addition, the SECURE Act imposes new restrictions impacting tax-qualified stretch contracts. Effective January 1, 2020, if an Individual Retirement Account ("IRA") owner or defined contribution plan participant dies on or after January 1, 2020, non-spouse beneficiaries may no longer "stretch" the post-death distributions over their lifetime. Instead, a non-spouse beneficiary is now required to draw down their entire inherited interest within ten (10) years. The ten-year rule does not apply to any portion payable to a surviving spouse, who may still "stretch" the post-death distributions for their life or a period not exceeding their life expectancy. Some additional exceptions to the ten-year rule may apply.

You may wish to consult with your financial professional or personal tax advisor if you are impacted by either of these changes.

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(To be used with JMV8037 04/19, JMV21086 04/19, JMV8037BE 04/19, JMV18692 04/19, JMV21451 06/19, JMV18691 06/19, JMV21452 06/19, VC3723 04/19, JMV7698 04/19, VC5869 04/19, VC3657 04/19, VC3652 04/19, JMV17955 04/19, FVC4224FT 04/19, VC5526 04/19, VC5890ML 04/19, JMV7697 04/19, VC5890 04/19, JMV17183 04/19, JMV9476ML 04/19, JMV5763ML 04/19, VC4224 04/19, JMV8798 04/19, JMV9476 04/19, JMV16966 04/19, JMV9476WF 04/19, JMV5763WF 04/19, VC3656 04/19, VC5995 04/19, JMV5765 04/19, JMV2731 04/19, VC6016GW 04/13, VC5825GW 04/13, VC5884GW 04/13, and VC5885GW 04/13)

JMV23701 01/20